Consolidated Balance Sheets - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
CURRENT ASSETS
Cash	$ 213,437	$ 133,661
Accounts receivable (net)
Trade (Note 5)	41,705	37,206
Other (Note 6)	14,075	14,830
Prepaid expenses and other	21,974	16,939
Inventory (Note 7)	868	429
Assets, Current, Total	292,059	203,065
OTHER LONG-TERM ASSETS (Note 19)	18,652	15,550
PROPERTY AND EQUIPMENT, NET (Note 8)	10,817	12,089
RIGHT-OF-USE ASSETS (Note 13)	10,571	12,165
DEFERRED INCOME TAXES	14,962	15,216
INTANGIBLE ASSETS, NET (Note 9)	229,609	239,992
GOODWILL (Note 10)	608,761	565,177
Assets, Total	1,185,431	1,063,254
CURRENT LIABILITIES
Accounts payable	10,566	7,955
Accrued liabilities (Note 11)	56,442	38,879
Lease obligations (Note 13)	4,029	4,168
Income taxes payable	5,616	3,383
Deferred revenue (Note 19)	56,780	49,878
Liabilities, Current, Total	133,433	104,263
LEASE OBLIGATIONS (Note 13)	7,382	8,895
DEFERRED REVENUE (Note 19)	1,920	1,413
INCOME TAXES PAYABLE	7,354	8,230
DEFERRED INCOME TAXES	35,523	29,385
Liabilities, Total	185,612	152,186
SHAREHOLDERS' EQUITY (Note 15)
Common shares - unlimited shares authorized; Shares issued and outstanding totaled 84,756,210 at January 31, 2022 (January 31, 2021 - 84,494,658)	536,297	531,825
Additional paid-in capital	473,303	464,102
Accumulated other comprehensive loss	(12,393)	(1,189)
Retained earnings (accumulated deficit)	2,612	(83,670)
Stockholders' Equity Attributable to Parent, Ending Balance	999,819	911,068
Liabilities and Equity, Total	$ 1,185,431	$ 1,063,254